Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Disclosure of earnings per share [text block]

44 Earnings per share

Basic earnings per ordinary share are calculated by dividing net profit for the period attributable to Eni’s shareholders by the weighted average number of ordinary shares issued and outstanding during the period, excluding treasury shares.

The average number of ordinary shares used for the calculation of the basic earnings per share in 2017 was 3,601,140,133 (same amount in 2016 and 2015).

Diluted earnings per share is calculated by dividing the net profit of the period attributable to Eni’s shareholders by the weighted average number of shares fully-diluted including shares outstanding in the year and the number of potential shares to be issued in connection with stock-based compensation plans.

As of December 31, 2017, the shares that could be potentially issued related the estimation of new share that will vest in connection with the long-term monetary incentive plan. The weighted average number of outstanding shares used for calculating the diluted earnings per share is 1,691,413 for 2017 with immaterial impact on the fully-diluted earnings per share. In 2016 and 2015, there were no potential shares with dilutive effects.

Reconciliation of the average number of shares used for the calculation for both basic and diluted earnings per share was as follows:

		2017	2016	2015
Weighted average number of shares used for the calculation of the basic earnings per share		3,601,140,133	3,601,140,133	3,601,140,133
Potential share to be issued for ILT incentive plan		1,691,413
Weighted average number of shares used for the calculation of the diluted earnings per share		3,602,831,546	3,601,140,133	3,601,140,133
Eni’s net profit	(€ million)	3,374	(1,464)	(8,778)
Basic earning (loss) per share	(euro per share)	0.94	(0.41)	(2.44)
Diluted earning (loss) per share	(euro per share)	0.94	(0.41)	(2.44)
Eni’s net profit - Continuing operations	(€ million)	3,374	(1,051)	(7,952)
Basic earning (loss) per share	(euro per share)	0.94	(0.29)	(2.21)
Diluted earning (loss) per share	(euro per share)	0.94	(0.29)	(2.21)
Eni’s net profit - Discontinued operations	(€ million)		(413)	(826)
Basic earning (loss) per share	(euro per share)		(0.12)	(0.23)
Diluted earning (loss) per share	(euro per share)		(0.12)	(0.23)